STATEMENTS OF OPERATIONS - USD ($)		3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Formation and operating costs						$ 1,225	$ 975
Net loss		$ (583,968)	$ 0	$ (612,708)	$ (85)	$ (1,225)	$ (975)
Weighted average shares outstanding, basic and diluted(1)	[1]					2,500,000	2,500,000
Basic and diluted net loss per common share						$ 0.00	$ 0.00

[1]	Includes up to 375,000 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5). On February 9, 2021, the Company effected a dividend of 0.50 share for each share of common stock outstanding resulting in there being an aggregate of 4,312,500 shares of common stock outstanding, and on February 24, 2021, the Company rescinded and cancelled the dividend, resulting in there being an aggregate of 2,875,000 shares of common stock outstanding (see Notes 5 and 8).